Deferred Charges - Summary of Movement in Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Costs [Abstract]
Deferred charges, beginning balance	$ 122	$ 256	$ 413
Additions	888	469
Amortization	(174)	(203)	(157)
Impairment charge		(400)
Deferred charges, ending balance	$ 836	$ 122	$ 256